BETTER 10K - CONVERTIBLE PREFERRED STOCK (Tables)	9 Months Ended
Sep. 30, 2023
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock and Warrants Outstanding
As of December 31, 2022, the Company had outstanding the following series of convertible preferred stock:

	As of
	December 31, 2022
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding
Series D Preferred Stock	26,178,574	23,786,379
Series D-1 Preferred Stock	26,178,574	—
Series D-2 Preferred Stock	21,305,758	20,390,896
Series D-3 Preferred Stock	914,862	914,862
Series D-4 Preferred Stock	1,062,009	1,062,009
Series D-5 Preferred Stock	1,062,009	—
Series C Preferred Stock	132,946,826	100,138,544
Series C-1 Preferred Stock	132,946,826	8,939,693
Series C-2 Preferred Stock	18,624,354	14,018,524
Series C-3 Preferred Stock	19,741,818	8,367,368
Series C-4 Preferred Stock	2,171,064	2,171,064
Series C-5 Preferred Stock	18,624,354	4,605,830
Series C-6 Preferred Stock	19,741,818	11,374,450
Series C-7 Preferred Stock	9,833,660	4,469,846
Series B Preferred Stock	39,753,024	28,583,364
Series B-1 Preferred Stock	12,531,940	11,169,660
Series A Preferred Stock	93,850,533	69,267,349
Series A-1 Preferred Stock	24,937,838	23,054,899
Total convertible preferred stock	602,405,839	332,314,737
As of December 31, 2022, the Company had outstanding the following convertible preferred stock warrants:

				No. Warrants
(Amounts in thousands, except no. warrants and strike prices)				December 31, 2022	Strike	Valuation at Issuance
September 2018	Series C Preferred	9/28/2018	9/28/2028	2,312,296	$0.59	$170
February 2019	Series C Preferred	2/6/2019	9/28/2028	153,807	$0.59	$12
March 2019	Series C Preferred	3/29/2019	3/29/2026	1,146,214	$1.12	$87
April 2019	Series C Preferred	4/17/2019	4/17/2029	3,575,879	$1.12	$313
March 2020	Series C Preferred	3/25/2020	3/25/2027	410,228	$1.64	$201
Total				7,598,424
The Company had outstanding the following series of convertible preferred stock:

	As of December 31,
	2022		2021
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Shares Authorized	Shares Issued and outstanding
Series D Preferred Stock	8,564,688	7,782,048	8,564,688	7,782,048
Series D-1 Preferred Stock	8,564,688	—	8,564,688	—
Series D-2 Preferred Stock	6,970,478	6,671,168	6,970,478	6,671,168
Series D-3 Preferred Stock	299,310	299,310	299,310	299,310
Series D-4 Preferred Stock	347,451	347,451	347,451	347,451
Series D-5 Preferred Stock	347,451	—	347,451	—
Series C Preferred Stock	43,495,421	32,761,731	43,495,421	32,761,731
Series C-1 Preferred Stock	43,495,421	2,924,746	43,495,421	2,924,746
Series C-2 Preferred Stock	6,093,219	4,586,357	6,093,219	4,586,357
Series C-3 Preferred Stock	6,458,813	2,737,502	6,458,813	2,737,502
Series C-4 Preferred Stock	710,294	710,294	710,294	710,294
Series C-5 Preferred Stock	6,093,219	1,506,862	6,093,219	1,506,862
Series C-6 Preferred Stock	6,458,813	3,721,311	6,458,813	3,721,311
Series C-7 Preferred Stock	3,217,220	1,462,373	3,217,220	1,462,373
Series B Preferred Stock	13,005,760	9,351,449	13,005,760	9,351,449
Series B-1 Preferred Stock	4,100,000	3,654,311	4,100,000	3,654,311
Series A Preferred Stock	30,704,520	22,661,786	30,704,520	22,661,786
Series A-1 Preferred Stock	8,158,764	7,542,734	8,158,764	7,542,734
Total convertible preferred stock	197,085,530	108,721,433	197,085,530	108,721,433
Convertible Preferred Stock Warrants—The Company had outstanding the following convertible preferred stock warrants:

				No. Warrants
(Amounts in thousands, except no. warrants and strike prices)				As of December 31,
Issuance	Share Class	Issue Date	Expiration Date	2022	2021	Strike	Valuation at Issuance
September 2018	Series C Preferred	9/28/2018	9/28/2028	756,500	756,500	$1.81	$170
February 2019	Series C Preferred	2/6/2019	9/28/2028	50,320	50,320	$1.81	$12
March 2019	Series C Preferred	3/29/2019	3/29/2026	375,000	375,000	$3.42	$87
April 2019	Series C Preferred	4/17/2019	4/17/2029	1,169,899	1,169,899	$3.42	$313
March 2020	Series C Preferred	3/25/2020	3/25/2027	134,212	134,212	$5.00	$201
Total				2,485,931	2,485,931

Schedule of Assumptions Used to Value Warrants	The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	September 30, 2023
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	10.27% - 97.49%	85.1%

	December 31, 2022
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	14.66% - 96.57%	79.6%
Bifurcated derivative
Risk free rate	4.69%	4.69%
Expected term (years)	0.75	0.75
Fair value of new preferred or common stock	$10.63 - $19.05	$9.77
Convertible preferred stock warrants
Risk free rate	3.94% - 4.04%	4.00%
Volatility rate	40.4% - 123.8%	65.0%
Expected term (years)	4.24 - 5.74	4.8
Fair value of common stock	$0.00 - $6.60	$1.60
The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes-Merton option-pricing model and their respective terms, as can be seen below:

(Amounts in thousands, except per share amounts)	December 31, 2022
Issuance	Fair value per share	Fair Value
September 2018	$0.54	$1,256
February 2019	$0.54	84
March 2019	$0.35	397
April 2019	$0.35	1,240
March 2020	$0.29	119
Total		$3,096
The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	December 31, 2022
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	14.66% -96.57%	79.6%
Bifurcated derivative
Risk free rate	4.69%	4.69%
Expected term (years)	0.75	0.75
Fair value of new preferred or common stock	$10.63 - $19.05	$9.77
Convertible preferred stock warrants
Risk free rate	3.94%- 4.04%	4.00%
Volatility rate	40.4% - 123.8%	65.0%
Expected term (years)	4.24- 5.74	4.8
Fair value of common stock	$0.00 - $6.60	$1.60

	December 31, 2021
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	5.01% - 99.43%	83.5%
Convertible preferred stock warrants
Risk free rate	0.19% - 0.73%	0.27%
Volatility rate	32.8% - 120.3%	65.0%
Expected term (years)	0.5 - 2.0	0.7
Fair value of common stock	$6.80 - $29.42	$14.91
The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below:

	December 31,
(Amounts in thousands, except per share amounts)	2022		2021
Issuance	Fair value per share	Fair Value	Fair value per share	Fair Value
September 2018	$1.66	$1,256	$13.70	$10,364
February 2019	$1.66	84	$13.70	689
March 2019	$1.06	397	$12.54	4,703
April 2019	$1.06	1,240	$12.54	14,671
March 2020	$0.89	119	$11.70	1,570
Total		$3,096		$31,997